ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Advances from related party	$ 153,329	$ 65,941
Accrued payroll	$ 19,591	$ 78,793